SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 9. SUBSEQUENT EVENTS

On April 1, 2014, the Company completed its conversion from a Colorado corporation to a Maryland corporation.
On April 4, 2014, the Company issued 975,000 shares of its common stock to members of its Board of Directors in return for compensation for their services through March 31, 2014 as mentioned in Note 7 above.
On April 4, 2014, the Company completed a follow-on private placement of 13,500,000 shares of its commons stock for gross proceeds of $2,700,000 as mentioned in Note 4 above.
On April 24, 2014, the Company entered into a purchase and sale agreement to purchase a portfolio of up to 48 single family homes located in Memphis, Tennessee. The total purchases price for the 48 properties is expected to approximate $3,800,000. The purchase and sales agreement provides for a due diligence period of 45 days, and then for the closing for the purchase of the properties to occur within 30 days after the expiration of the due diligence period. There can be no assurance that the Company will consummate this acquisition.
On May 5, 2014, the Company entered into a purchase and sale agreement to purchase a portfolio of up to 49 single family homes located in Jacksonville, Florida. The total purchases price for the 49 properties is expected to approximate $3,500,000. The purchase and sales agreement provides for a due diligence period of 30 days, and then for the closing for the purchase of the properties to occur within 30 days after the expiration of the due diligence period. There can be no assurance that the Company will consummate this acquisition.

NOTE 10. SUBSEQUENT EVENT

Single Family Home Purchase
On January 31, 2014, a wholly owned subsidiary of the Company closed on an additional 18 single family homes as part of the October 31, 2013 purchase (Note 2), located in the Houston, Texas metropolitan area. Investment in the 18 homes, including acquisition and closing costs, totaled $1,597,663.
The below shows the pro forma effect to the Company’s balance sheet of the purchase of the homes if the subsequent events had occurred as of December 31, 2013:

Reven Housing REIT, Inc and Subsidiaries Unaudited Pro Forma Condensed Balance Sheet	December 31, 2013	Pro Forma Adjustments		December 31, 2013 Pro Forma Adjustments
ASSETS
Residential homes, net of accumulated depreciation	$12,502,435	$1,597,663	(a)	$14,100,098
Cash	2,134,510	(1,541,371	)(a)	593,139
Rents and other receivables	10,053	—		10,053
Escrow deposits and prepaid expenses	151,128	3,662	(a)	154,790
Deferred stock issuance costs	35,000	—		35,000
Total Assets	$14,833,126	$59,954		$14,893,080
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	$347,179	$41,144	(a)	$388,323
Security deposits	156,985	18,810	(a)	175,795
Total Liabilities	504,164	59,954		564,118
Stockholders' Equity
Common stock	87,861	—		87,861
Additional paid-in capital	15,953,180	—		15,953,180
Accumulated deficit	(1,712,079)	—		(1,712,079)
Total Stockholders' Equity	14,328,962	—		14,328,962
Total Liabilities and Stockholders' Equity	$14,833,126	$59,954		$14,893,080

(a)	Acquisition of 18 single family homes for cash, allocation of purchase price and recognition of liabilities assumed.